Taxation - Summary of Movements in Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Movement in deferred tax assets and liabilities [line items]
Net deferred tax asset/(liability) at beginning of period		¥ (10,202)	¥ 1,257
(Charged)/credited to net profit		3,485	(167)
(Charged)/credited to other comprehensive income
- Available-for-sale securities		(9,446)	(16,260)
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders		990	4,880
- Others		(26)	88
Net deferred tax asset/(liability) at end of period		(15,199)	(10,202)
Insurance [member]
Movement in deferred tax assets and liabilities [line items]
Net deferred tax asset/(liability) at beginning of period	[1]	1,557	(5,308)
(Charged)/credited to net profit	[1]	1,787	1,985
(Charged)/credited to other comprehensive income
- Available-for-sale securities	[1]	0
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	[1]	990	4,880
- Others	[1]	0
Net deferred tax asset/(liability) at end of period	[1]	4,334	1,557
Investments [member]
Movement in deferred tax assets and liabilities [line items]
Net deferred tax asset/(liability) at beginning of period	[2]	(14,673)	3,927
(Charged)/credited to net profit	[2]	1,759	(2,428)
(Charged)/credited to other comprehensive income
- Available-for-sale securities	[2]	(9,446)	(16,260)
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	[2]	0
- Others	[2]	(26)	88
Net deferred tax asset/(liability) at end of period	[2]	(22,386)	(14,673)
Others [member]
Movement in deferred tax assets and liabilities [line items]
Net deferred tax asset/(liability) at beginning of period	[3]	2,914	2,638
(Charged)/credited to net profit	[3]	(61)	276
(Charged)/credited to other comprehensive income
- Available-for-sale securities	[3]	0
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	[3]	0
- Others	[3]	0
Net deferred tax asset/(liability) at end of period	[3]	¥ 2,853	¥ 2,914

[1]	The deferred tax liabilities arising from the insurance category are mainly related to the change of long-term insurance contract liabilities at 31 December 2008 as a result of the first time adoption of IFRSs in 2009 and the temporary differences of short-term insurance contract liabilities and policyholder dividends payable.
[2]	The deferred tax arising from the investments category is mainly related to the temporary differences of unrealised gains/(losses) on available-for-sale securities, securities at fair value through profit or loss, and others.
[3]	The deferred tax arising from the others category is mainly related to the temporary differences of employee salaries and welfare costs payable.